1
The Gabelli Growth Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.0%
TECHNOLOGY - SOFTWARE  — 22.6%
30,700 Adobe Inc.† .............................................. $ 15,491,220
31,200 Cadence Design Systems Inc.† ................. 9,711,936
60,200 CrowdStrike Holdings Inc., Cl. A† ............. 19,299,518
17,300 Intuit Inc. ................................................. 11,245,000
337,100 Microsoft Corp. ........................................ 141,824,712
34,400 ServiceNow Inc.† ..................................... 26,226,560
31,700 Spotify Technology SA† ............................ 8,365,630
232,164,576
CONSUMER DISCRETIONARY  — 19.8%
452,000 Amazon.com Inc.† ................................... 81,531,760
2,500 Booking Holdings Inc. .............................. 9,069,700
6,000 Chipotle Mexican Grill Inc.† ...................... 17,440,620
28,000 Costco Wholesale Corp. ............................ 20,513,640
72,900 Netflix Inc.† .............................................. 44,274,357
14,000 O'Reilly Automotive Inc.† ......................... 15,804,320
192,000 Uber Technologies Inc.† ........................... 14,782,080
203,416,477
TECHNOLOGY - COMPUTER SERVICES  — 13.7%
342,000 Alphabet Inc., Cl. A† ................................. 51,618,060
205,400 Alphabet Inc., Cl. C† ................................. 31,274,204
120,700 Meta Platforms Inc., Cl. A ......................... 58,609,506
141,501,770
TECHNOLOGY - SEMICONDUCTORS  — 9.9%
112,500 NVIDIA Corp. ........................................... 101,650,500
HEALTH CARE  — 9.3%
65,300 Eli Lilly & Co. ........................................... 50,800,788
58,800 Intuitive Surgical Inc.† .............................. 23,466,492
27,000 Stryker Corp. ............................................ 9,662,490
67,800 Zoetis Inc. ................................................ 11,472,438
95,402,208
TECHNOLOGY - HARDWARE AND EQUIPMENT  — 8.8%
289,400 Apple Inc. ................................................ 49,626,312
75,000 Applied Materials Inc. ............................... 15,467,250
26,600 ASML Holding NV .................................... 25,814,502
90,908,064
FINANCIALS  — 7.2%
68,700 Mastercard Inc., Cl. A ............................... 33,083,859
22,000 MSCI Inc. ................................................. 12,329,900
102,100 Visa Inc., Cl. A .......................................... 28,494,068
73,907,827
INDUSTRIALS  — 4.7%
264,000 Carrier Global Corp. .................................. 15,346,320
67,000 Eaton Corp. plc ......................................... 20,949,560
41,000 Trane Technologies plc ............................. 12,308,200
48,604,080
TOTAL COMMON STOCKS .................. 987,555,502
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 4.0%
$ 41,885,000 U.S. Treasury Bills,
5.269% to 5.314%††,
04/16/24 to 06/13/24 ............................ $ 41,610,033
TOTAL INVESTMENTS — 100.0%
(Cost $355,727,729) ............................. $ 1,029,165,535
† Non-income producing security.
†† Represents annualized yields at dates of purchase.